DBX ETF Trust

SCHEDULE OF INVESTMENTS

Xtrackers Bloomberg US Investment Grade Corporate ESG ETF

February 28, 2022 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.6%
Basic Materials - 2.4%
Chemicals - 1.8%
Air Products and Chemicals, Inc.,
2.80%, 5/15/50	$4,000	$3,591
Dow Chemical Co.
7.375%, 11/1/29	10,000	12,973
2.10%, 11/15/30	10,000	9,333
3.60%, 11/15/50	5,000	4,773
DuPont de Nemours, Inc.
4.205%, 11/15/23	10,000	10,363
5.419%, 11/15/48	8,000	10,086
Ecolab, Inc.
2.70%, 11/1/26	15,000	15,285
2.70%, 12/15/51	5,000	4,371
Linde, Inc.,
2.00%, 8/10/50	5,000	3,975
LYB International Finance III LLC,
2.25%, 10/1/30	10,000	9,410
LyondellBasell Industries NV,
4.625%, 2/26/55	8,000	8,479
Nutrien Ltd.
2.95%, 5/13/30	10,000	10,025
5.00%, 4/1/49	6,000	7,279
PPG Industries, Inc.,
1.20%, 3/15/26	6,000	5,732
Sherwin-Williams Co.,
4.50%, 6/1/47	13,000	14,264

(Cost $133,237)		129,939

Forest Products & Paper - 0.1%
International Paper Co.,
4.80%, 6/15/44
(Cost $8,655)	8,000	9,078

Iron/Steel - 0.2%
Steel Dynamics, Inc.
2.80%, 12/15/24	2,000	2,031
3.25%, 1/15/31	12,000	12,005

(Cost $14,776)		14,036

Mining - 0.3%
Newmont Corp.
2.25%, 10/1/30	10,000	9,369
4.875%, 3/15/42	5,000	5,768
Rio Tinto Finance USA Ltd.,
2.75%, 11/2/51	5,000	4,404

(Cost $19,808)		19,541

Communications - 8.9%
Advertising - 0.1%
Interpublic Group of Cos., Inc.,
2.40%, 3/1/31
(Cost $5,110)	5,000	4,745

Internet - 2.3%
Alibaba Group Holding Ltd.
3.40%, 12/6/27	5,000	5,076
4.50%, 11/28/34	15,000	15,795
3.25%, 2/9/61	5,000	3,902
Alphabet, Inc.
1.998%, 8/15/26	22,000	22,063
2.05%, 8/15/50	5,000	4,044
2.25%, 8/15/60	5,000	4,014
Amazon.com, Inc.
5.20%, 12/3/25	13,000	14,337
1.00%, 5/12/26	10,000	9,627
1.65%, 5/12/28	5,000	4,809
1.50%, 6/3/30	12,000	11,137
2.10%, 5/12/31	10,000	9,631
3.10%, 5/12/51	10,000	9,672
4.25%, 8/22/57	13,000	15,067
3.25%, 5/12/61	10,000	9,538
Baidu, Inc.,
1.625%, 2/23/27	10,000	9,423
Booking Holdings, Inc.,
3.60%, 6/1/26	8,000	8,372
eBay, Inc.
1.90%, 3/11/25	5,000	4,944
4.00%, 7/15/42	7,000	7,070

(Cost $180,913)		168,521

Media - 2.0%
Discovery Communications LLC
3.45%, 3/15/25	10,000	10,229
5.20%, 9/20/47	5,000	5,440
4.65%, 5/15/50	5,000	5,125
4.00%, 9/15/55	6,000	5,466
Fox Corp.
3.05%, 4/7/25	11,000	11,225
5.576%, 1/25/49	5,000	6,024
Paramount Global
4.95%, 1/15/31(a)	16,000	17,704
4.95%, 5/19/50	7,000	7,667
TWDC Enterprises 18 Corp.,MTN,
2.95%, 6/15/27(a)	13,000	13,317
Walt Disney Co.
1.75%, 8/30/24	4,000	3,985
3.70%, 3/23/27	11,000	11,670
2.65%, 1/13/31	20,000	19,817
2.75%, 9/1/49	8,000	6,998
4.70%, 3/23/50	10,000	11,895
3.60%, 1/13/51	5,000	5,064
3.80%, 5/13/60	7,000	7,259

(Cost $154,644)		148,885

Telecommunications - 4.5%
Bell Telephone Co. of Canada or Bell Canada,Series US-4,
3.65%, 3/17/51	3,000	2,930
British Telecommunications PLC,
5.125%, 12/4/28	10,000	10,840
Cisco Systems, Inc.
2.20%, 9/20/23	5,000	5,052
5.50%, 1/15/40	7,000	9,021

Corning, Inc.
5.35%, 11/15/48	4,000	5,007
4.375%, 11/15/57	3,000	3,164
Deutsche Telekom International Finance BV,
8.75%, 6/15/30	10,000	13,867
Motorola Solutions, Inc.,
2.30%, 11/15/30	10,000	9,197
Orange SA,
5.50%, 2/6/44	6,000	7,573
Rogers Communications, Inc.
4.50%, 3/15/43	8,000	8,366
4.30%, 2/15/48	2,000	1,989
3.70%, 11/15/49	5,000	4,536
Telefonica Europe BV,
8.25%, 9/15/30	25,000	33,581
TELUS Corp.,
3.70%, 9/15/27	10,000	10,537
Verizon Communications, Inc.
3.376%, 2/15/25	5,000	5,175
4.016%, 12/3/29	8,000	8,584
2.55%, 3/21/31	11,000	10,561
144A,2.355%, 3/15/32	20,000	18,693
4.40%, 11/1/34	25,000	27,595
4.272%, 1/15/36	17,000	18,682
4.812%, 3/15/39	20,000	23,329
2.875%, 11/20/50	15,000	12,850
3.55%, 3/22/51	5,000	4,843
2.987%, 10/30/56	9,000	7,691
3.00%, 11/20/60	10,000	8,332
3.70%, 3/22/61	12,000	11,470
Vodafone Group PLC
4.125%, 5/30/25	15,000	15,779
4.375%, 2/19/43	16,000	16,601
5.25%, 5/30/48	6,000	6,990
4.25%, 9/17/50	5,000	5,133

(Cost $327,429)		327,968

Consumer, Cyclical - 6.3%
Apparel - 0.3%
NIKE, Inc.
2.75%, 3/27/27	8,000	8,224
3.625%, 5/1/43	11,000	11,514
VF Corp.,
2.40%, 4/23/25	5,000	5,017

(Cost $25,520)		24,755

Auto Manufacturers - 1.1%
American Honda Finance Corp.,MTN,
2.15%, 9/10/24	30,000	30,060
Cummins, Inc.,
1.50%, 9/1/30	11,000	9,902
Toyota Motor Credit Corp.
GMTN,
3.45%, 9/20/23	10,000	10,282
3.65%, 1/8/29	20,000	21,314
1.90%, 9/12/31	7,000	6,502

(Cost $79,734)		78,060

Auto Parts & Equipment - 0.3%
Aptiv PLC / Aptiv Corp.,
3.25%, 3/1/32	10,000	10,039
Lear Corp.,
3.50%, 5/30/30	10,000	10,076

(Cost $20,715)		20,115

Home Builders - 0.2%
D.R. Horton, Inc.,
5.75%, 8/15/23	8,000	8,374
MDC Holdings, Inc.,
3.966%, 8/6/61	2,000	1,642
NVR, Inc.,
3.00%, 5/15/30	5,000	4,939

(Cost $15,879)		14,955

Home Furnishings - 0.1%
Whirlpool Corp.,
2.40%, 5/15/31
(Cost $6,018)	6,000	5,712

Leisure Time - 0.0%
Harley-Davidson, Inc.,
3.50%, 7/28/25
(Cost $5,272)	5,000	5,089

Office Furnishings - 0.1%
Steelcase, Inc.,
5.125%, 1/18/29
(Cost $5,319)	5,000	5,463

Retail - 4.1%
AutoNation, Inc.,
3.50%, 11/15/24	5,000	5,145
Costco Wholesale Corp.,
1.75%, 4/20/32	10,000	9,226
Dollar General Corp.,
3.875%, 4/15/27	8,000	8,456
Dollar Tree, Inc.,
4.00%, 5/15/25	5,000	5,231
Home Depot, Inc.
3.75%, 2/15/24	5,000	5,179
3.00%, 4/1/26	8,000	8,293
2.70%, 4/15/30	28,000	28,006
3.90%, 6/15/47	2,000	2,129
4.50%, 12/6/48	5,000	5,806
2.375%, 3/15/51	5,000	4,122
2.75%, 9/15/51	5,000	4,448
3.50%, 9/15/56	10,000	10,034
Lowe’s Cos., Inc.
3.65%, 4/5/29	14,000	14,689
2.625%, 4/1/31	15,000	14,508
4.375%, 9/15/45	6,000	6,417
4.55%, 4/5/49	4,000	4,472
3.00%, 10/15/50	5,000	4,363
McDonald’s Corp.
MTN, 1.45%, 9/1/25	10,000	9,764
MTN, 2.125%, 3/1/30	21,000	19,934
MTN, 4.45%, 9/1/48	5,000	5,512
MTN, 3.625%, 9/1/49	10,000	9,855
Starbucks Corp.
3.85%, 10/1/23	10,000	10,286
4.00%, 11/15/28	2,000	2,143
2.55%, 11/15/30	2,000	1,923
4.50%, 11/15/48	5,000	5,446
3.50%, 11/15/50	5,000	4,700
Target Corp.
2.50%, 4/15/26	7,000	7,164
4.00%, 7/1/42	6,000	6,666
2.95%, 1/15/52	3,000	2,833

TJX Cos., Inc.,
2.25%, 9/15/26	8,000	8,022
Walgreens Boots Alliance, Inc.
3.80%, 11/18/24	5,000	5,184
4.10%, 4/15/50	5,000	5,031
Walmart, Inc.
2.85%, 7/8/24	10,000	10,248
1.05%, 9/17/26	15,000	14,416
1.50%, 9/22/28	5,000	4,770
1.80%, 9/22/31	16,000	15,026
2.65%, 9/22/51	10,000	9,162

(Cost $308,443)		298,609

Toys/Games/Hobbies - 0.1%
Hasbro, Inc.,
3.90%, 11/19/29
(Cost $6,070)	6,000	6,285

Consumer, Non-cyclical - 17.4%
Agriculture - 0.2%
Archer-Daniels-Midland Co.,
4.50%, 3/15/49	8,000	9,635
Bunge Ltd. Finance Corp.,
2.75%, 5/14/31	4,000	3,811

(Cost $14,120)		13,446

Beverages - 1.9%
Coca-Cola Co.
3.45%, 3/25/30	25,000	26,483
4.20%, 3/25/50	10,000	11,552
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/50	10,000	9,410
Keurig Dr Pepper, Inc.
2.55%, 9/15/26	30,000	30,045
4.597%, 5/25/28	5,000	5,472
PepsiCo, Inc.
0.40%, 10/7/23	12,000	11,793
2.75%, 3/19/30	21,000	21,310
1.95%, 10/21/31	10,000	9,485
2.75%, 10/21/51	10,000	9,203

(Cost $140,740)		134,753

Biotechnology - 1.7%
Amgen, Inc.
3.625%, 5/22/24	10,000	10,334
4.40%, 5/1/45	25,000	26,785
3.375%, 2/21/50	5,000	4,592
4.663%, 6/15/51	4,000	4,491
3.00%, 1/15/52	3,000	2,576
2.77%, 9/1/53	5,000	4,075

Baxalta, Inc., 5.25%, 6/23/45	10,000	11,962
Biogen, Inc.
4.05%, 9/15/25	10,000	10,456
144A,3.25%, 2/15/51	5,000	4,212
Gilead Sciences, Inc.
2.95%, 3/1/27	15,000	15,307
1.65%, 10/1/30	2,000	1,818
4.00%, 9/1/36	9,000	9,616
4.75%, 3/1/46	5,000	5,681
4.15%, 3/1/47	6,000	6,319
2.80%, 10/1/50	8,000	6,778

(Cost $131,142)		125,002

Commercial Services - 0.6%
Equifax, Inc.,
2.60%, 12/15/25	8,000	8,017
Moody’s Corp.,
5.25%, 7/15/44	6,000	7,262
PayPal Holdings, Inc.
2.85%, 10/1/29	5,000	4,987
3.25%, 6/1/50(a)	5,000	4,692
Quanta Services, Inc.,
2.90%, 10/1/30	5,000	4,802
RELX Capital, Inc.,
4.00%, 3/18/29	5,000	5,332
S&P Global, Inc.,
2.30%, 8/15/60	5,000	3,769
Verisk Analytics, Inc.,
3.625%, 5/15/50	5,000	4,845

(Cost $47,283)		43,706

Cosmetics/Personal Care - 0.7%
Colgate-Palmolive Co.,MTN,
4.00%, 8/15/45	3,000	3,386
Estee Lauder Cos., Inc.,
2.00%, 12/1/24	20,000	20,104
Procter & Gamble Co.
2.85%, 8/11/27	11,000	11,394
3.60%, 3/25/50	5,000	5,520
Unilever Capital Corp.
1.75%, 8/12/31	10,000	9,183
Series 30Y, 2.625%, 8/12/51	5,000	4,346

(Cost $55,591)		53,933

Food - 1.7%
Campbell Soup Co.,
4.15%, 3/15/28	5,000	5,343
Conagra Brands, Inc.
4.30%, 5/1/24	7,000	7,268
5.40%, 11/1/48	5,000	6,075
General Mills, Inc.
3.20%, 2/10/27	6,000	6,178
3.00%, 2/1/51	7,000	6,371
Hershey Co.,
2.65%, 6/1/50	4,000	3,593
J M Smucker Co.,
2.125%, 3/15/32	10,000	9,153
Kellogg Co.,
2.10%, 6/1/30	5,000	4,707
Kroger Co.
4.50%, 1/15/29(a)	12,000	13,205
4.45%, 2/1/47	3,000	3,268
3.95%, 1/15/50	3,000	3,091
McCormick & Co., Inc.,
3.40%, 8/15/27	5,000	5,206
Mondelez International, Inc.,
2.75%, 4/13/30	10,000	9,867
Sysco Corp.
3.75%, 10/1/25	5,000	5,220
3.25%, 7/15/27	17,000	17,524
6.60%, 4/1/50	5,000	6,969
Tyson Foods, Inc.,
4.55%, 6/2/47	10,000	11,151

(Cost $124,590)		124,189

Healthcare-Products - 0.6%
Baxter International, Inc.,
2.60%, 8/15/26	7,000	7,044
Danaher Corp.,
2.60%, 10/1/50	5,000	4,277
DH Europe Finance II SARL,
2.60%, 11/15/29	5,000	4,920
PerkinElmer, Inc.,
3.625%, 3/15/51	5,000	4,826
Thermo Fisher Scientific, Inc.
0.797%, 10/18/23	15,000	14,798
2.00%, 10/15/31	4,000	3,716
4.10%, 8/15/47	5,000	5,573

(Cost $48,073)		45,154

Healthcare-Services - 1.5%
Aetna, Inc.,
3.875%, 8/15/47	5,000	5,050
Anthem, Inc.
1.50%, 3/15/26	20,000	19,358
2.25%, 5/15/30	10,000	9,484
3.125%, 5/15/50	12,000	10,960
HCA, Inc.
4.75%, 5/1/23	15,000	15,454
4.125%, 6/15/29	2,000	2,100
5.50%, 6/15/47	7,000	8,208
5.25%, 6/15/49	3,000	3,418
Humana, Inc.,
3.125%, 8/15/29	13,000	13,085
Laboratory Corp. of America Holdings,
3.60%, 2/1/25	10,000	10,288
Quest Diagnostics, Inc.
2.95%, 6/30/30	5,000	4,945
2.80%, 6/30/31	3,000	2,914

(Cost $106,989)		105,264

Household Products/Wares - 0.3%
Clorox Co.,
3.50%, 12/15/24	13,000	13,491
Kimberly-Clark Corp.
2.75%, 2/15/26	5,000	5,122
2.875%, 2/7/50	7,000	6,563

(Cost $26,165)		25,176

Pharmaceuticals - 8.2%
AbbVie, Inc.
3.80%, 3/15/25	20,000	20,779
3.60%, 5/14/25	25,000	25,840
4.25%, 11/14/28	12,000	12,975
4.70%, 5/14/45	17,000	18,925
4.45%, 5/14/46	11,000	11,898
4.875%, 11/14/48	3,000	3,458
4.25%, 11/21/49	12,000	12,766
AmerisourceBergen Corp.,
4.30%, 12/15/47	6,000	6,307
Astrazeneca Finance LLC,
0.70%, 5/28/24	12,000	11,690
AstraZeneca PLC
1.375%, 8/6/30	5,000	4,509
6.45%, 9/15/37	10,000	13,729
4.375%, 11/16/45	4,000	4,596
3.00%, 5/28/51(a)	3,000	2,826
Becton Dickinson and Co.,
4.669%, 6/6/47	10,000	11,246
Bristol-Myers Squibb Co.
0.75%, 11/13/25	5,000	4,749
3.40%, 7/26/29	22,000	23,173
1.45%, 11/13/30	20,000	18,122
3.55%, 3/15/42	7,000	7,146
4.25%, 10/26/49	18,000	20,260
Cardinal Health, Inc.,
3.41%, 6/15/27(a)	13,000	13,482
Cigna Corp.
3.75%, 7/15/23	6,000	6,160
4.375%, 10/15/28	26,000	28,190
4.80%, 7/15/46	10,000	11,189
4.90%, 12/15/48	4,000	4,547
3.40%, 3/15/51	8,000	7,307
CVS Health Corp.
3.875%, 7/20/25	27,000	28,231
4.30%, 3/25/28	3,000	3,243
3.25%, 8/15/29	19,000	19,339
4.78%, 3/25/38	10,000	11,200
5.125%, 7/20/45	13,000	15,100
5.05%, 3/25/48	8,000	9,351
4.25%, 4/1/50	10,000	10,739
Eli Lilly & Co.
2.75%, 6/1/25	5,000	5,106
3.95%, 3/15/49	5,000	5,621
2.25%, 5/15/50	5,000	4,164
GlaxoSmithKline Capital PLC,
3.375%, 6/1/29	12,000	12,571
GlaxoSmithKline Capital, Inc.,
3.875%, 5/15/28	5,000	5,365
Johnson & Johnson
2.05%, 3/1/23	15,000	15,115
5.95%, 8/15/37	10,000	13,590
3.70%, 3/1/46	11,000	11,836
3.50%, 1/15/48	3,000	3,145
2.45%, 9/1/60	5,000	4,171
McKesson Corp.,
1.30%, 8/15/26	5,000	4,742
Merck & Co., Inc.
2.80%, 5/18/23	10,000	10,175
2.15%, 12/10/31	10,000	9,559
3.60%, 9/15/42	10,000	10,327
4.15%, 5/18/43	5,000	5,569
3.70%, 2/10/45	8,000	8,369
4.00%, 3/7/49	3,000	3,319
Novartis Capital Corp.
2.00%, 2/14/27	15,000	14,883
2.75%, 8/14/50	10,000	9,181
Sanofi,
3.625%, 6/19/28	3,000	3,243
Shire Acquisitions Investments Ireland DAC,
2.875%, 9/23/23	20,000	20,274
Zoetis, Inc.
2.00%, 5/15/30	3,000	2,794
4.70%, 2/1/43	2,000	2,312
4.45%, 8/20/48	3,000	3,449

(Cost $603,892)		591,952

Energy - 4.5%
Oil & Gas - 0.4%
Marathon Petroleum Corp.
3.80%, 4/1/28	2,000	2,069
4.50%, 4/1/48	6,000	6,222
Phillips 66
2.15%, 12/15/30	5,000	4,623
5.875%, 5/1/42	5,000	6,361
4.875%, 11/15/44	3,000	3,420
Valero Energy Corp.
2.85%, 4/15/25	2,000	2,023
2.15%, 9/15/27	4,000	3,888
3.65%, 12/1/51	5,000	4,501

(Cost $34,182)		33,107

Oil & Gas Services - 0.5%
Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc.,
4.08%, 12/15/47	6,000	6,093
Halliburton Co.,
2.92%, 3/1/30	28,000	27,590
NOV, Inc.,
3.95%, 12/1/42	2,000	1,830

(Cost $31,941)		35,513

Pipelines - 3.6%
Boardwalk Pipelines LP,
3.40%, 2/15/31	5,000	4,909
Cheniere Corpus Christi Holdings LLC,
5.125%, 6/30/27	10,000	10,920
Enbridge, Inc.
3.70%, 7/15/27	25,000	26,104
3.40%, 8/1/51	5,000	4,575
Enterprise Products Operating LLC
3.95%, 2/15/27	12,000	12,677
2.80%, 1/31/30	20,000	19,708
3.30%, 2/15/53	25,000	21,921
MPLX LP
1.75%, 3/1/26(a)	15,000	14,431
2.65%, 8/15/30	15,000	14,147
4.90%, 4/15/58	8,000	8,285
ONEOK, Inc.
2.75%, 9/1/24	20,000	20,122
4.35%, 3/15/29	10,000	10,492
5.20%, 7/15/48	5,000	5,457
Sabine Pass Liquefaction LLC
5.00%, 3/15/27	10,000	10,887
4.50%, 5/15/30	5,000	5,386
TransCanada PipeLines Ltd.
4.10%, 4/15/30	2,000	2,124
2.50%, 10/12/31	10,000	9,388
7.625%, 1/15/39	13,000	18,592
4.875%, 5/15/48	3,000	3,405
Transcontinental Gas Pipe Line Co. LLC,
4.60%, 3/15/48	10,000	10,935
Williams Cos., Inc.
4.00%, 9/15/25	1,000	1,044
3.50%, 11/15/30	5,000	5,088
2.60%, 3/15/31(a)	22,000	20,825

(Cost $266,871)		261,422

Financial - 32.4%
Banks - 22.3%
Banco Santander SA,
2.958%, 3/25/31	20,000	19,223
Bank of America Corp.
3.55%, 3/5/24	50,000	50,802
MTN, 0.81%, 10/24/24	40,000	39,074
1.734%, 7/22/27	20,000	19,108
MTN, 1.898%, 7/23/31	15,000	13,610
Series N, 2.651%, 3/11/32	10,000	9,569
2.687%, 4/22/32	30,000	28,856
2.299%, 7/21/32	10,000	9,284
MTN, 4.33%, 3/15/50	8,000	8,894
MTN, 4.083%, 3/20/51	10,000	10,764
MTN, 2.831%, 10/24/51	10,000	8,765
Series N, 3.483%, 3/13/52	18,000	17,639
2.972%, 7/21/52	10,000	8,927
Bank of Montreal,
MTN, 1.25%, 9/15/26	15,000	14,238
Bank of New York Mellon Corp.
MTN, 2.20%, 8/16/23	5,000	5,041
MTN, 3.95%, 11/18/25	30,000	31,852
Bank of Nova Scotia
3.40%, 2/11/24	25,000	25,664
4.50%, 12/16/25	5,000	5,319
Barclays PLC,
2.667%, 3/10/32	40,000	37,528
Citigroup, Inc.
3.875%, 3/26/25	5,000	5,171
3.30%, 4/27/25	5,000	5,124
4.40%, 6/10/25	10,000	10,498
4.45%, 9/29/27	35,000	37,408
4.125%, 7/25/28	20,000	21,023
2.976%, 11/5/30	5,000	4,940
2.666%, 1/29/31	20,000	19,300
2.572%, 6/3/31	20,000	19,086
2.561%, 5/1/32	5,000	4,749
4.75%, 5/18/46	5,000	5,594
4.65%, 7/23/48	5,000	5,847
Citizens Bank NA/Providence RI,
3.70%, 3/29/23	10,000	10,200
Cooperatieve Rabobank UA,
5.25%, 5/24/41	10,000	12,955
Credit Suisse Group AG,
4.55%, 4/17/26	15,000	15,849
Deutsche Bank AG,
3.70%, 5/30/24(b)	10,000	10,270
Deutsche Bank AG/New York NY,
3.035%, 5/28/32(b)	15,000	14,096
Discover Bank,
2.70%, 2/6/30	10,000	9,647
Fifth Third Bancorp,
1.625%, 5/5/23	15,000	15,015
Goldman Sachs Group, Inc.
4.00%, 3/3/24	15,000	15,542
MTN, 3.85%, 7/8/24	10,000	10,335
3.50%, 1/23/25	10,000	10,293
3.50%, 11/16/26	20,000	20,508

1.542%, 9/10/27	25,000	23,578
3.80%, 3/15/30	10,000	10,429
2.615%, 4/22/32	7,000	6,627
2.65%, 10/21/32	20,000	18,979
6.25%, 2/1/41	10,000	13,160
MTN, 4.80%, 7/8/44	5,000	5,740
5.15%, 5/22/45	5,000	5,884
4.75%, 10/21/45	10,000	11,437
HSBC Holdings PLC,
6.10%, 1/14/42	20,000	26,437
HSBC USA, Inc.,
3.50%, 6/23/24	60,000	61,789
ING Groep NV,
3.95%, 3/29/27	10,000	10,514
JPMorgan Chase & Co.
2.70%, 5/18/23	15,000	15,173
4.023%, 12/5/24	10,000	10,323
2.083%, 4/22/26	40,000	39,390
3.20%, 6/15/26	10,000	10,267
1.578%, 4/22/27	15,000	14,349
2.739%, 10/15/30	10,000	9,775
2.522%, 4/22/31	30,000	28,853
2.956%, 5/13/31	30,000	29,148
3.157%, 4/22/42	5,000	4,743
3.964%, 11/15/48	20,000	21,258
3.109%, 4/22/51	10,000	9,288
3.328%, 4/22/52	12,000	11,572
KeyCorp
MTN, 4.10%, 4/30/28	5,000	5,371
MTN, 2.55%, 10/1/29	5,000	4,864
Lloyds Banking Group PLC,
1.627%, 5/11/27	35,000	33,223
Mitsubishi UFJ Financial Group, Inc.
3.407%, 3/7/24	15,000	15,383
3.287%, 7/25/27	20,000	20,546
4.05%, 9/11/28	12,000	12,779
3.741%, 3/7/29	5,000	5,236
Mizuho Financial Group, Inc.,
2.564%, 9/13/31	15,000	13,757
Morgan Stanley
Series F, 3.875%, 4/29/24	15,000	15,509
GMTN, 3.70%, 10/23/24	5,000	5,174
0.79%, 5/30/25	30,000	28,937
MTN, 2.72%, 7/22/25	5,000	5,030
2.188%, 4/28/26	10,000	9,872
MTN, 3.125%, 7/27/26	5,000	5,096
GMTN, 4.35%, 9/8/26	5,000	5,314
GMTN, 2.699%, 1/22/31	30,000	29,119
GMTN, 2.239%, 7/21/32	10,000	9,249
4.30%, 1/27/45	5,000	5,444
4.375%, 1/22/47	15,000	16,717
GMTN, 5.597%, 3/24/51	5,000	6,681
NatWest Group PLC,
1.642%, 6/14/27	30,000	28,515
PNC Financial Services Group, Inc.
3.90%, 4/29/24	20,000	20,779
2.20%, 11/1/24	10,000	10,036
3.45%, 4/23/29	5,000	5,250
Royal Bank of Canada,GMTN,
2.25%, 11/1/24	30,000	30,030
Santander Holdings USA, Inc.,
4.40%, 7/13/27	10,000	10,523
Santander UK PLC,
4.00%, 3/13/24	10,000	10,371
State Street Corp.
3.10%, 5/15/23	10,000	10,179
3.152%, 3/30/31	8,000	8,207
Sumitomo Mitsui Financial Group, Inc.
3.784%, 3/9/26	5,000	5,234
2.632%, 7/14/26	5,000	5,013
3.364%, 7/12/27	30,000	31,062
3.05%, 1/14/42	5,000	4,718
Toronto-Dominion Bank
GMTN, 3.50%, 7/19/23	10,000	10,252
MTN, 1.20%, 6/3/26	10,000	9,521
MTN, 1.25%, 9/10/26	10,000	9,488
Truist Bank, 3.20%, 4/1/24	5,000	5,136
Truist Financial Corp.
MTN, 3.70%, 6/5/25	15,000	15,691
MTN, 1.95%, 6/5/30(a)	10,000	9,372
US Bancorp
2.40%, 7/30/24	20,000	20,236
Series DMTN, 3.00%, 7/30/29	5,000	5,053
MTN, 1.375%, 7/22/30	6,000	5,372
Westpac Banking Corp.
3.65%, 5/15/23	25,000	25,657
3.35%, 3/8/27	15,000	15,701
2.15%, 6/3/31	10,000	9,539

(Cost $1,656,235)		1,620,556

Diversified Financial Services - 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
2.875%, 8/14/24	20,000	20,073
2.45%, 10/29/26	10,000	9,642
3.30%, 1/30/32	12,000	11,389
Air Lease Corp.
0.80%, 8/18/24	15,000	14,413
1.875%, 8/15/26	15,000	14,265
Ally Financial, Inc.,
4.625%, 3/30/25	30,000	31,602
American Express Co.
1.65%, 11/4/26	15,000	14,523
4.05%, 12/3/42	3,000	3,299
BlackRock, Inc.,
3.20%, 3/15/27	15,000	15,642
Charles Schwab Corp.,
4.625%, 3/22/30	10,000	11,361
CME Group, Inc.
3.75%, 6/15/28	8,000	8,570
5.30%, 9/15/43	5,000	6,406
Intercontinental Exchange, Inc.,
3.00%, 9/15/60	10,000	8,605
Mastercard, Inc.
2.00%, 3/3/25	14,000	14,041
3.80%, 11/21/46	8,000	8,580

Nasdaq, Inc.,
1.65%, 1/15/31	8,000	7,065
Nomura Holdings, Inc.,
2.679%, 7/16/30	10,000	9,477
ORIX Corp.,
3.25%, 12/4/24	5,000	5,126
Raymond James Financial, Inc.,
4.65%, 4/1/30	15,000	16,528
Synchrony Financial,
4.375%, 3/19/24	10,000	10,350
Visa, Inc.
3.15%, 12/14/25	5,000	5,183
2.75%, 9/15/27	5,000	5,133
4.15%, 12/14/35	13,000	14,615
3.65%, 9/15/47	4,000	4,245
2.00%, 8/15/50	5,000	3,987

(Cost $283,994)		274,120

Insurance - 2.8%
Aflac, Inc.,
3.60%, 4/1/30	5,000	5,320
Allstate Corp.,
4.20%, 12/15/46	5,000	5,508
American International Group, Inc.
2.50%, 6/30/25	20,000	20,097
3.40%, 6/30/30	5,000	5,144
4.375%, 1/15/55	7,000	7,630
Arch Capital Group Ltd.,
3.635%, 6/30/50	5,000	4,798
Chubb INA Holdings, Inc.
3.35%, 5/3/26	10,000	10,398
4.35%, 11/3/45	5,000	5,674
Equitable Holdings, Inc.,
4.35%, 4/20/28	10,000	10,714
Hartford Financial Services Group, Inc.,
2.90%, 9/15/51	5,000	4,252
Lincoln National Corp.,
3.35%, 3/9/25	13,000	13,413
Manulife Financial Corp.,
4.15%, 3/4/26	5,000	5,307
Marsh & McLennan Cos., Inc.
4.375%, 3/15/29	10,000	10,918
2.25%, 11/15/30	5,000	4,705
MetLife, Inc.,
4.60%, 5/13/46	5,000	5,901
Principal Financial Group, Inc.,
2.125%, 6/15/30	10,000	9,467
Progressive Corp.
2.45%, 1/15/27	15,000	15,181
4.125%, 4/15/47	3,000	3,286
Prudential Financial, Inc.
MTN, 2.10%, 3/10/30 (a)	8,000	7,659
MTN, 4.60%, 5/15/44	10,000	11,401
3.905%, 12/7/47	12,000	12,547
Travelers Cos., Inc.,
3.75%, 5/15/46	9,000	9,341
Voya Financial, Inc.,
3.65%, 6/15/26	5,000	5,251
Willis North America, Inc.
2.95%, 9/15/29	5,000	4,903
5.05%, 9/15/48	5,000	5,740

(Cost $209,299)		204,555

Real Estate Investment Trusts - 3.5%
Alexandria Real Estate Equities, Inc.,
3.375%, 8/15/31	20,000	20,475
American Tower Corp.
3.80%, 8/15/29	2,000	2,068
2.90%, 1/15/30	20,000	19,322
AvalonBay Communities, Inc.,
2.05%, 1/15/32	5,000	4,668
Boston Properties LP
3.125%, 9/1/23	5,000	5,081
3.40%, 6/21/29	10,000	10,228
Brixmor Operating Partnership LP,
3.65%, 6/15/24	10,000	10,305
Crown Castle International Corp.
3.65%, 9/1/27	2,000	2,072
3.80%, 2/15/28	6,000	6,240
2.25%, 1/15/31	16,000	14,573
2.10%, 4/1/31	4,000	3,605
Digital Realty Trust LP,
3.60%, 7/1/29	6,000	6,186
Equinix, Inc.
2.625%, 11/18/24	25,000	25,167
2.95%, 9/15/51	5,000	4,118
ERP Operating LP,
4.50%, 7/1/44	8,000	9,256
Healthpeak Properties, Inc.,
3.00%, 1/15/30	5,000	4,999
Host Hotels & Resorts LP,Series J,
2.90%, 12/15/31	6,000	5,550
Kilroy Realty LP,
2.65%, 11/15/33	8,000	7,293
Kimco Realty Corp.,
4.25%, 4/1/45	7,000	7,374
Prologis LP,
4.375%, 2/1/29	20,000	22,107
Realty Income Corp.
3.25%, 1/15/31	5,000	5,087
2.85%, 12/15/32	5,000	4,886
Regency Centers LP,
3.60%, 2/1/27	10,000	10,497
Ventas Realty LP,
4.40%, 1/15/29	12,000	13,019
Welltower, Inc.
3.625%, 3/15/24	10,000	10,278
4.25%, 4/15/28	10,000	10,755
Weyerhaeuser Co.,
4.00%, 4/15/30	9,000	9,562

(Cost $259,304)		254,771

Industrial - 7.7%
Aerospace/Defense - 0.1%
Teledyne Technologies, Inc.,
1.60%, 4/1/26
(Cost $5,037)	5,000	4,824

Building Materials - 0.8%
Carrier Global Corp.
2.493%, 2/15/27	10,000	9,966
3.577%, 4/5/50	6,000	5,710
Johnson Controls International PLC,
4.50%, 2/15/47	8,000	8,776
Martin Marietta Materials, Inc.
3.45%, 6/1/27	3,000	3,126
2.40%, 7/15/31	8,000	7,546
Masco Corp.,
2.00%, 10/1/30	5,000	4,546
Owens Corning,
4.30%, 7/15/47	7,000	7,344

Vulcan Materials Co.,
3.50%, 6/1/30	10,000	10,363

(Cost $58,155)		57,377

Electrical Components & Equipment - 0.1%
Emerson Electric Co.,
2.75%, 10/15/50
(Cost $5,133)	5,000	4,325

Electronics - 0.5%
Agilent Technologies, Inc.,
2.30%, 3/12/31	5,000	4,678
Amphenol Corp.,
2.20%, 9/15/31(a)	6,000	5,552
Flex Ltd.,
4.875%, 5/12/30	3,000	3,246
Fortive Corp.,
3.15%, 6/15/26	5,000	5,155
TD SYNNEX Corp., 144A,
1.25%, 8/9/24	10,000	9,711
Vontier Corp.,
2.95%, 4/1/31	10,000	9,118

(Cost $39,115)		37,460

Environmental Control - 0.4%
Republic Services, Inc.
2.30%, 3/1/30	5,000	4,780
3.05%, 3/1/50	5,000	4,629
Waste Connections, Inc.
2.60%, 2/1/30	5,000	4,866
2.20%, 1/15/32	5,000	4,645
Waste Management, Inc.
3.15%, 11/15/27	3,000	3,088
1.50%, 3/15/31	10,000	8,955

(Cost $33,619)		30,963

Hand/Machine Tools - 0.1%
Stanley Black & Decker, Inc.,
2.30%, 3/15/30
(Cost $10,662)	10,000	9,633

Machinery-Construction & Mining - 0.6%
Caterpillar Financial Services Corp.
0.65%, 7/7/23	7,000	6,922
MTN, 0.45%, 5/17/24	20,000	19,426
MTN, 0.80%, 11/13/25(a)	5,000	4,766
Caterpillar, Inc.
3.803%, 8/15/42	5,000	5,338
3.25%, 9/19/49	7,000	6,912

(Cost $44,112)		43,364

Machinery-Diversified - 0.9%
CNH Industrial Capital LLC,
1.875%, 1/15/26	7,000	6,823
Deere & Co.,
3.90%, 6/9/42	8,000	8,724
John Deere Capital Corp.
MTN, 2.05%, 1/9/25	10,000	10,024
MTN, 3.45%, 3/13/25	10,000	10,417
MTN, 2.00%, 6/17/31	7,000	6,661
Otis Worldwide Corp.,
3.362%, 2/15/50	11,000	10,252
Rockwell Automation, Inc.,
1.75%, 8/15/31	8,000	7,340
Xylem, Inc.,
2.25%, 1/30/31	7,000	6,585

(Cost $69,415)		66,826

Miscellaneous Manufacturing - 1.0%
3M Co.
MTN, 2.25%, 3/15/23	5,000	5,045
MTN, 3.25%, 2/14/24	5,000	5,149
MTN, 4.00%, 9/14/48	10,000	10,757
Carlisle Cos., Inc.,
2.20%, 3/1/32	10,000	9,071
Eaton Corp.,
4.15%, 11/2/42	8,000	8,608
Illinois Tool Works, Inc.,
3.50%, 3/1/24	10,000	10,306
Parker-Hannifin Corp.,
3.25%, 6/14/29	10,000	10,208
Trane Technologies Global Holding Co. Ltd.,
4.25%, 6/15/23	10,000	10,308

(Cost $71,866)		69,452

Packaging & Containers - 0.2%
Sonoco Products Co.,
3.125%, 5/1/30	2,000	2,000
WRKCo, Inc.
3.00%, 9/15/24	10,000	10,181
3.75%, 3/15/25	5,000	5,198

(Cost $17,958)		17,379

Transportation - 2.9%
Canadian National Railway Co.
2.75%, 3/1/26	5,000	5,102
2.45%, 5/1/50	5,000	4,178
Canadian Pacific Railway Co.
2.90%, 2/1/25	10,000	10,193
2.05%, 3/5/30	9,000	8,503
3.10%, 12/2/51	3,000	2,729
CSX Corp.
2.40%, 2/15/30	15,000	14,580
3.80%, 11/1/46	15,000	15,256
FedEx Corp.
3.25%, 4/1/26	5,000	5,205
4.25%, 5/15/30	5,000	5,444
2.40%, 5/15/31(a)	5,000	4,758
5.25%, 5/15/50(a)	15,000	18,053
Kansas City Southern/Old,
3.50%, 5/1/50	5,000	4,818
Norfolk Southern Corp.
2.90%, 8/25/51	5,000	4,413
4.05%, 8/15/52	16,000	17,178
Ryder System, Inc.,MTN,
2.90%, 12/1/26	5,000	5,051
Union Pacific Corp.
2.40%, 2/5/30	11,000	10,739
2.375%, 5/20/31	10,000	9,712
2.891%, 4/6/36	5,000	4,880
3.839%, 3/20/60	19,000	19,636
3.55%, 5/20/61	5,000	4,855
United Parcel Service, Inc.
2.50%, 9/1/29	10,000	9,981
4.45%, 4/1/30	15,000	16,955
3.75%, 11/15/47	7,000	7,570

(Cost $218,952)		209,789

Trucking & Leasing - 0.1%
GATX Corp.,
4.00%, 6/30/30
(Cost $6,945)	6,000	6,354

Technology - 11.1%
Computers - 4.0%
Apple, Inc.
2.40%, 5/3/23	7,000	7,087
3.00%, 2/9/24	20,000	20,504
2.75%, 1/13/25	10,000	10,247
3.20%, 5/13/25	12,000	12,453
2.45%, 8/4/26	9,000	9,145
3.20%, 5/11/27	10,000	10,481
1.65%, 2/8/31	6,000	5,573
1.70%, 8/5/31	10,000	9,277
4.45%, 5/6/44	12,000	14,054
3.85%, 8/4/46	15,000	16,287
3.75%, 11/13/47	15,000	16,087
2.95%, 9/11/49	2,000	1,884
2.65%, 5/11/50	4,000	3,563
2.65%, 2/8/51	10,000	8,905
2.80%, 2/8/61	8,000	7,052
Dell International LLC / EMC Corp.
6.02%, 6/15/26	15,000	16,780
5.30%, 10/1/29	20,000	22,390
Hewlett Packard Enterprise Co.
4.90%, 10/15/25	10,000	10,743
1.75%, 4/1/26	7,000	6,760
6.35%, 10/15/45	3,000	3,584
HP, Inc., 3.40%, 6/17/30	10,000	10,096
International Business Machines Corp.
3.625%, 2/12/24	15,000	15,521
3.50%, 5/15/29	15,000	15,719
1.95%, 5/15/30(a)	10,000	9,398
4.00%, 6/20/42	12,000	12,648
4.25%, 5/15/49	5,000	5,501
NetApp, Inc.,
1.875%, 6/22/25	5,000	4,903
Western Digital Corp.,
2.85%, 2/1/29	5,000	4,793

(Cost $292,543)		291,435

Office/Business Equipment - 0.2%
CDW LLC / CDW Finance Corp.,
4.125%, 5/1/25
(Cost $10,263)	10,000	10,151

Semiconductors - 2.1%
Analog Devices, Inc.,
2.95%, 10/1/51	5,000	4,583
Applied Materials, Inc.
4.35%, 4/1/47	3,000	3,450
2.75%, 6/1/50	3,000	2,722
Intel Corp.
3.70%, 7/29/25	15,000	15,707
2.60%, 5/19/26	10,000	10,203
3.15%, 5/11/27(a)	6,000	6,221
4.10%, 5/11/47	12,000	12,861
3.05%, 8/12/51	6,000	5,433
3.10%, 2/15/60	7,000	6,134
4.95%, 3/25/60	7,000	8,615
Lam Research Corp.
4.875%, 3/15/49	2,000	2,428
2.875%, 6/15/50	5,000	4,479
Marvell Technology, Inc.,
1.65%, 4/15/26	6,000	5,775
Micron Technology, Inc.,
2.703%, 4/15/32	10,000	9,362
NVIDIA Corp.
2.85%, 4/1/30	12,000	12,158
3.70%, 4/1/60	4,000	4,190
NXP BV / NXP Funding LLC / NXP USA, Inc.
144A,3.15%, 5/1/27	5,000	5,072
144A,2.50%, 5/11/31	12,000	11,175
Texas Instruments, Inc.
2.25%, 5/1/23	5,000	5,035
4.15%, 5/15/48	5,000	5,691
TSMC Arizona Corp.,
2.50%, 10/25/31	12,000	11,455

(Cost $160,546)		152,749

Software - 4.8%
Activision Blizzard, Inc.
3.40%, 9/15/26	7,000	7,332
2.50%, 9/15/50	2,000	1,682
Adobe, Inc.,
2.15%, 2/1/27	7,000	6,970
Autodesk, Inc.,
2.40%, 12/15/31	5,000	4,635
Broadridge Financial Solutions, Inc.,
2.60%, 5/1/31	5,000	4,704
Electronic Arts, Inc.,
1.85%, 2/15/31	5,000	4,573
Fidelity National Information Services, Inc.
0.375%, 3/1/23	17,000	16,784
2.25%, 3/1/31	7,000	6,413
Fiserv, Inc.
4.20%, 10/1/28	15,000	16,006
3.50%, 7/1/29	10,000	10,155
Microsoft Corp.
2.00%, 8/8/23	10,000	10,095
2.40%, 8/8/26	10,000	10,167
3.30%, 2/6/27	15,000	15,865
3.50%, 2/12/35	10,000	10,818
3.70%, 8/8/46	8,000	8,663
2.525%, 6/1/50	11,000	9,784
2.921%, 3/17/52	20,000	19,153
3.95%, 8/8/56	2,000	2,258
2.675%, 6/1/60	5,000	4,416
3.041%, 3/17/62	3,000	2,873
Oracle Corp.
3.40%, 7/8/24	10,000	10,241
2.50%, 4/1/25	15,000	14,955
2.95%, 5/15/25	5,000	5,046
2.80%, 4/1/27	5,000	4,972
2.95%, 4/1/30	9,000	8,705
2.875%, 3/25/31	17,000	16,237
4.30%, 7/8/34	20,000	20,675
4.00%, 7/15/46	10,000	9,202
4.00%, 11/15/47	10,000	9,166

3.60%, 4/1/50	7,000	6,084
3.95%, 3/25/51	10,000	9,182
3.85%, 4/1/60	10,000	8,633
4.10%, 3/25/61	8,000	7,234
Roper Technologies, Inc.,
3.80%, 12/15/26	13,000	13,688
salesforce.com, Inc.
0.625%, 7/15/24	10,000	9,739
3.70%, 4/11/28	5,000	5,339
3.05%, 7/15/61	8,000	7,247
VMware, Inc.
4.70%, 5/15/30	6,000	6,591
2.20%, 8/15/31	5,000	4,580

(Cost $367,735)		350,862

Utilities - 7.9%
Electric - 5.4%
Avangrid, Inc.,
3.20%, 4/15/25	15,000	15,352
Baltimore Gas and Electric Co.,
2.90%, 6/15/50	11,000	9,854
CenterPoint Energy Houston Electric LLC
Series Z, 2.40%, 9/1/26	5,000	5,026
Series AC, 4.25%, 2/1/49	7,000	7,858
Series AF, 3.35%, 4/1/51	5,000	4,881
CenterPoint Energy, Inc.
1.45%, 6/1/26	5,000	4,811
2.95%, 3/1/30	5,000	4,949
2.65%, 6/1/31	5,000	4,791
Commonwealth Edison Co.
2.55%, 6/15/26	15,000	15,167
2.20%, 3/1/30	20,000	19,121
4.00%, 3/1/48	5,000	5,358
3.00%, 3/1/50	6,000	5,454
Series 130, 3.125%, 3/15/51	15,000	13,871
Connecticut Light and Power Co.,
Series A, 2.05%, 7/1/31	10,000	9,360
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/1/30	10,000	10,279
2.40%, 6/15/31	12,000	11,444
Series 20B, 3.95%, 4/1/50	19,000	19,570
3.20%, 12/1/51	5,000	4,484
4.625%, 12/1/54	5,000	5,570
Series C, 3.00%, 12/1/60	5,000	4,154
3.60%, 6/15/61	10,000	9,404
Entergy Mississippi LLC,
3.50%, 6/1/51	5,000	4,910
Entergy Texas, Inc.,
1.75%, 3/15/31	10,000	9,030
Eversource Energy
Series N, 3.80%, 12/1/23	15,000	15,429
Series L, 2.90%, 10/1/24	15,000	15,236
3.45%, 1/15/50	13,000	12,249
ITC Holdings Corp.,
3.35%, 11/15/27	10,000	10,326
NSTAR Electric Co.,
3.10%, 6/1/51	2,000	1,871
Ohio Power Co.,Series Q,
1.625%, 1/15/31	15,000	13,386
Oncor Electric Delivery Co. LLC
0.55%, 10/1/25	12,000	11,276
2.75%, 5/15/30	12,000	11,958
3.10%, 9/15/49	14,000	13,111
PECO Energy Co.,
3.05%, 3/15/51	7,000	6,511
PPL Electric Utilities Corp.,
3.00%, 10/1/49	10,000	9,249
Public Service Electric and Gas Co.
MTN, 2.25%, 9/15/26	5,000	4,995
MTN, 1.90%, 8/15/31	15,000	13,958
MTN, 3.80%, 3/1/46	13,000	13,575
MTN, 2.05%, 8/1/50	5,000	3,793
San Diego Gas & Electric Co.
Series VVV, 1.70%, 10/1/30	10,000	9,092
Series RRR, 3.75%, 6/1/47	10,000	10,047
Sempra Energy,
3.40%, 2/1/28	8,000	8,246

(Cost $418,210)		389,006

Gas - 1.6%
Atmos Energy Corp.
3.00%, 6/15/27	7,000	7,203
1.50%, 1/15/31	6,000	5,320
3.375%, 9/15/49	8,000	7,627
2.85%, 2/15/52	4,000	3,474
ONE Gas, Inc.,
2.00%, 5/15/30	16,000	14,998
Piedmont Natural Gas Co., Inc.,
2.50%, 3/15/31	20,000	18,970
Southern California Gas Co.
3.20%, 6/15/25	10,000	10,285
Series TT, 2.60%, 6/15/26	10,000	10,120
Series XX, 2.55%, 2/1/30	10,000	9,765
Series VV, 4.30%, 1/15/49	20,000	22,070
Southwest Gas Corp.,
3.18%, 8/15/51	8,000	7,024

(Cost $124,030)		116,856

Water - 0.9%
American Water Capital Corp.
3.40%, 3/1/25	10,000	10,314
2.95%, 9/1/27	10,000	10,204
2.80%, 5/1/30	2,000	1,977
2.30%, 6/1/31	10,000	9,446
3.45%, 5/1/50	11,000	10,562
3.25%, 6/1/51(a)	13,000	12,095
Essential Utilities, Inc.
2.40%, 5/1/31	8,000	7,526
3.351%, 4/15/50	5,000	4,628

(Cost $74,963)		66,752

TOTAL CORPORATE BONDS (Cost $7,387,213)		7,163,932

	Number of Shares
SECURITIES LENDING COLLATERAL - 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
(Cost $26,514)	26,514	26,514

CASH EQUIVALENTS - 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
(Cost $43,165)	43,165	43,165

TOTAL INVESTMENTS - 99.6% (Cost $7,456,892)		$7,233,611
Other assets and liabilities, net - 0.4%		28,214

NET ASSETS - 100.0%		$7,261,825

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2022 is as follows:

Value ($) at 5/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2022	Value ($) at 2/28/2022
CORPORATE BONDS — 0.3%
Financial — 0.3%
Deutsche Bank AG, 3.70%, 5/30/24(b)
10,805	—	—	—	(535)	276	—	10,000	10,270
Deutsche Bank AG/New York NY, 3.04%, 5/28/32(b)
—	15,098	—	—	(1,002)	128	—	15,000	14,096
SECURITIES LENDING COLLATERAL — 0.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(c)(d)
41,760	—	(15,246) (e)	—	—	1	—	26,514	26,514
CASH EQUIVALENTS — 0.6%
DWS Government Money Market Series “Institutional Shares”, 0.04%(c)
108,903	345,325	(411,063)	—	—	8	—	43,165	43,165

161,468	360,423	(426,309)	—	(1,537)	413	—	94,679	94,045

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at February 28, 2022 amounted to $107,861, which is 1.5% of net assets.

(b)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)

Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $83,773.

(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2022.

GMTN:	Global Medium Term Note
MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2022 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (f)	$—	$7,163,932	$—	$7,163,932
Short-Term Investments (f)	69,679	—	—	69,679

TOTAL	$69,679	$7,163,932	$—	$7,233,611

(f)	See Schedule of Investments for additional detailed categorizations.